UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21466
Hyperion Brookfield Collateralized Securities Fund, Inc.
(Exact name of registrant as specified in charter)
Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)
Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-549-8400
Date of fiscal year end: July 31, 2008
Date of reporting period: April 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments
HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments (Unaudited)
April 30, 2008

				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.3%
U.S. Government Agency Collateralized Mortgage Obligations — 2.2%
Federal Home Loan Mortgage Corporation
Series 3210, Class FA (cost $7,235,365)	3.12	†%	09/15/36	$7,235	@	$7,116,141

U.S. Government Agency Pass-Through Certificates — 4.1%
Federal National Mortgage Association
Pool 865301	6.28	†	12/01/35	10,727	@	10,731,477
Pool 941332	6.50		07/01/37	2,303	@	2,385,407

Total U.S. Government Agency Pass-Through Certificates (Cost — $13,274,660)						13,116,884

Total U.S. Government & Agency Obligations (Cost — $20,510,025)						20,233,025

ASSET-BACKED SECURITIES — 60.4%
Ace Securities Corp.
Series 2006-NC3, Class M1(a)	3.14	†	12/25/36	7,000		1,750,000
Series 2006-0P1, Class M2(a)	3.19	†	04/25/36	1,025		521,917
Series 2006-HE2, Class M2(a)	3.22	†	05/25/36	3,000		1,304,799
Series 2005-WF1, Class M7(a)	4.03	†	05/25/35	4,550		3,685,500

						7,262,216

Aerco Ltd.
Series 2A, Class A3*	3.18	†	07/15/25	22,733		16,368,023
Aircraft Finance Trust
Series 1999-1A, Class A1* (a)	3.20	†	05/15/24	16,250		9,912,500
Series 1999-1A, Class A2*	3.22	†	05/15/24	6,347		5,776,003

						15,688,503

Airplanes Pass Through Trust
Series 1R, Class A8	3.09	†	03/15/19	19,707		17,736,315
Ameriquest Finance NIM Trust
Series 2002-N4A, Class Note*	10.33		09/25/32	290		4,703
Apidos CDO
Series 2005-2A, Class B*	3.71	†	12/21/18	9,000		6,133,500
Asset Backed Funding Certificates
Series 2004-FF1, Class M4(a)	5.40	†	07/25/33	919		304,685
Series 2005-WF1, Class M10(a)	6.15	†	01/25/35	2,934		2,170,321
Series 2004-FF1, Class M6(a)	6.40	†	12/25/32	496		75,123
Series 2004-FF1, Class M7(a)	6.40	†	07/25/32	231		12,259

						2,562,388

Asset Backed Securities Corp. Home Equity
Series 2007-HE1, Class M1(a)	3.12	†	12/25/36	5,000		2,492,650
Series 2006-HE2, Class M3(a)	3.29	†	03/25/36	6,975		2,265,013
Series 2004-HE9, Class M2(a)	4.10	†	12/25/34	812		590,695

						5,348,358

Aviation Capital Group Trust
Series 2000-1A, Class A1*	3.20	†	11/15/25	8,113		6,408,952
Bayview Commercial Asset Trust
Series 2006-4A, Class B2* (a)	4.15	†	12/25/36	1,461		864,662
Series 2006-4A, Class B3* (a)	5.35	†	12/25/36	2,786		1,640,445
Series 2006-2A, Class B3* (a)	5.60	†	07/25/36	2,224		1,210,515
Series 2006-1A, Class B3* (a)	5.85	†	04/25/36	2,722		1,667,007
Series 2005-3A, Class B3* (a)	5.90	†	11/25/35	4,146		2,308,234
Series 2004-3, Class B2* (a)	6.25	†	01/25/35	1,478		988,563
Series 2005-1A, Class B3* (a)	7.40	†	04/25/35	3,428		2,227,896

						10,907,322

Bayview Financial Acquisition Trust
Series 2006-A, Class M1(a)	3.34	†	02/28/41	3,000		1,447,485

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments (Unaudited)
April 30, 2008

				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)
| | | |
ASSET-BACKED SECURITIES (continued)
Series 2006-A, Class M2(a)	3.38	†%	02/28/41	$5,000		$1,840,375
Series 2005-C, Class B1(a)	4.09	†	06/28/44	1,537		258,897
Series 2005-C, Class B2(a)	4.24	†	06/28/44	1,230		167,436
Series 2006-A, Class B1(a)	4.24	†	02/28/41	4,798		617,742
Series 2006-A, Class B2(a)	4.54	†	02/28/41	5,459		605,196
Series 2005-C, Class B3(a)	4.69	†	06/28/44	3,037		388,976

						5,326,107

Countrywide Asset-Backed Certificates
Series 2006-22, Class M1(a)	3.13	†	05/25/37	15,200		4,282,737
Series 2006-23, Class M1(a)	3.15	†	05/25/37	16,592		5,339,986
Series 2006-17, Class M7(a)	3.72	†	03/25/47	3,500		275,873

						9,898,596

Fieldstone Mortgage Investment Corp.
Series 2006-3, Class M1(a)	3.16	†	11/25/36	14,220		3,984,984
Series 2005-1, Class M8(a)	4.25	†	03/25/35	2,800		1,012,407

						4,997,391

First Franklin Mortgage Loan Asset Backed Certification Trust
Series 2006-FFH1, Class M7(a)	4.15	†	01/25/36	2,500		696,440
Series 2005-FFH3, Class M7(a)	4.40	†	09/25/35	6,450		1,145,030
Series 2004-FF5, Class M7(a)	5.40	†	08/25/34	2,019		693,587
Series 2004-FF11, Class M8(a)	5.40	†	01/25/35	5,042		3,763,541
Series 2004-FF5, Class M9(a)	5.90	†	08/25/34	1,150		158,453
Series 2005-FF4, Class M9(a)	5.90	†	05/25/35	4,000		1,667,896
Series 2004-FF11, Class M9(a)	6.00	†	01/25/35	3,588		2,537,522
Series 2004-FF3, Class B2(a)	6.10	†	05/25/34	1,505		118,285
Series 2004-FF6, Class B3(a)	6.40	†	07/25/34	1,063		521,921

						11,302,675

Fremont Home Loan Trust
Series 2006-A, Class 2A3(a)	3.06	†	05/25/36	3,000		2,419,095
Series 2005-1, Class B2(a)	6.15	†	06/25/35	3,000		120,000
Series 2005-1, Class B3(a)	6.15	†	06/25/35	226		1,300

						2,540,395

Green Tree Financial Corp.
Series 1998-8, Class M2	7.08		09/01/30	7,659		1,735,972
Home Equity Loan Trust
Series 2007-FRE1, Class M5	4.40	†	04/25/37	13,646		3,244,541
Household Home Equity Loan Trust
Series 2007-3, Class M1(a)	5.05	†	11/20/36	3,800		2,710,023
HSI Asset Securitization Corp. Trust
Series 2006-HE2, Class M1(a)	3.14	†	12/25/36	5,587		1,201,959
Series 2006-OPT2, Class M6(a)	3.51	†	01/25/36	1,666		524,790

						1,726,749

JP Morgan Mortgage Acquisition Corp.
Series 2006-CH2, Class MV1(a)	3.11	†	10/25/36	10,000	@	3,058,000
Series 2006-ACC1, Class A5(a)	3.14	†	05/25/36	3,000		2,430,123
Series 2007-CH4, Class M7(a)	4.00	†	05/25/37	4,500		1,125,000
Series 2007-CH5, Class M7(a)	4.65	†	06/25/37	3,802		557,328

						7,170,451

Lehman ABS Manufactured Housing Contract
Series 2002-A, Class A(a)	3.17	†	06/15/33	5,994		5,646,995
Series 2002-A, Class M1	3.97	†	06/15/33	2,716		2,446,630

						8,093,625

Lehman Brothers Small Balance Commercial
Series 2005-1A, Class M1*	3.25	†	02/25/30	1,872		1,863,220
Series 2005-1A, Class B*	3.85	†	02/25/30	1,153		1,137,319

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments (Unaudited)
April 30, 2008

				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)

						$3,000,539

Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3(a)	3.05	†%	06/25/36	$650		539,734
Series 2006-HE3, Class A2C(a)	3.06	†	04/25/36	2,740		2,192,000
Series 2006-HE3, Class A2D(a)	3.15	†	04/25/36	2,500		1,833,870
Series 2007-NC3, Class M1(a)	3.17	†	05/25/37	10,000	@	2,500,000
Series 2007-NC3, Class M5(a)	3.45	†	05/25/37	2,000		350,000
Series 2007-HE5, Class M6(a)	4.80	†	03/25/37	3,500		406,140

						7,821,744

Option One Mortgage Loan Trust
Series 2007-5, Class M4(a)	3.65	†	05/25/37	2,500		260,870
Series 2007-5, Class M5(a)	3.88	†	05/25/37	1,000		104,206
Series 2007-6, Class M7(a)	4.25	†	07/25/37	2,000		175,132
Series 2007-5, Class M6(a)	4.30	†	05/25/37	1,600		165,598
Series 2007-4, Class M6(a)	4.50	†	04/25/37	1,500		132,679
Series 2006-1, Class M10* (a)	5.40	†	01/25/36	900		44,686
Series 2005-1, Class M9(a)	5.90	†	02/25/35	141		11,192
Series 2005-1, Class M8(a)	6.15	†	02/25/35	208		105,991
Series 2005-2, Class M8(a)	6.15	†	05/25/35	6,000		2,962,104
Series 2004-1, Class M7* (a)	6.40	†	01/25/34	1,511		222,406

						4,184,864

Park Place Securities Inc
Series 2005-WHQ2, Class M10(a)	5.40	†	05/25/35	4,750		463,866
Porter Square CDO
Series 1A, Class C*	6.66	†	08/15/38	2,00		0 340,000
Quest Mortgage Securities Trust
Series 2005-X1, Class M7* (a) (d)	5.20	†	03/25/35	5,130		1,623,567
Quest Trust
Series 2006-X2, Class M3* (a)	3.60	†	08/25/36	3,360		336,000
Series 2006-X2, Class M4* (a)	3.80	†	08/25/36	4,421		353,680
Series 2006-X2, Class M5* (a)	3.85	†	08/25/36	3,714		259,980
Series 2006-X2, Class M6* (a)	3.90	†	08/25/36	2,360		141,600
Series 2005-X2, Class M1* (a)	4.40	†	12/25/35	5,761		1,728,300

						2,819,560

Renaissance Home Equity Loan Trust
Series 2006-3, Class AF1(a)	5.92		11/25/36	550		547,915
Residential Asset Mortgage Products, Inc.
Series 2006-RZ1, Class M6(a)	3.60	†	03/25/36	4,250		1,649,297
Sail Net Interest Margin Notes
Series 2004-BNCA, Class B* (d)	6.75		09/27/34	639		590
Series 2004-BN2A, Class B* (d)	7.00		12/27/34	292		366

						956

Securitized Asset-Backed Receivables LLC Trust
Series 2005-HE1, Class A1A(a)	3.20	†	10/25/35	1,197		1,177,417
Soundview Home Equity Loan Trust
Series 2006-WF2, Class M1(a)	3.12	†	12/25/36	5,000	@	1,865,920
Series 2006-3, Class M4(a)	3.28	†	11/25/36	13,002		1,936,856
Series 2006-3, Class M5(a)	3.30	†	11/25/36	877		100,947
Series 2005-DO1, Class M1(a)	3.32	†	05/25/35	3,500	@	3,188,860
Series 2006-3, Class M6(a)	3.35	†	11/25/36	1,377		151,058
Series 2007-OPT1, Class M4(a)	3.50	†	06/25/37	5,000		829,955
Series 2005-OPT1, Class M7(a)	3.90	†	06/25/35	3,250		455,000
Series 2006-OPT2, Class M6(a)	3.90	†	05/25/36	10,000		953,100
Series 2006-OPT3, Class M6(a)	3.90	†	06/25/36	6,000		926,562
Series 2006-OPT1, Class M6(a)	4.00	†	03/25/36	3,000		288,360
Series 2007-OPT2, Class M7(a)	4.45	†	07/25/37	2,858		460,378
Series 2005-OPT1, Class M8(a)	4.65	†	06/25/35	7,500		600,000

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments (Unaudited)
April 30, 2008

				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

ASSET-BACKED SECURITIES (continued)
Series 2007-OPT1, Class M7(a)	4.65	†%	06/25/37	$2,500	$260,610
Series 2006-OPT3, Class M8(a)	4.90	†	06/25/36	11,000	888,294
Series 2005-4, Class M10* (a)	5.40	†	03/25/36	1,500	150,000
Series 2005-OPT4, Class M11* (a)	5.40	†	12/25/35	3,575	178,750
Series 2007-OPT1, Class M9(a)	5.40	†	06/25/37	1,000	60,000
Series 2005-OPT1, Class M9(a)	5.85	†	06/25/35	2,500	150,000
Series 2005-A, Class M11* (a)	5.90	†	04/25/35	3,349	123,084
Series 2005-DO1, Class M10(a)	6.15	†	05/25/35	1,100	149,200
Series 2005-DO1, Class M11(a)	6.15	†	05/25/35	3,078	318,468

					14,035,402

Structured Asset Investment Loan Trust
Series 2005-9, Class M7(a)	4.15	†	11/25/35	7,464	761,552
Structured Asset Securities Corp.
Series 2006-BC6, Class A4(a)	3.07	†	01/25/37	1,950	1,408,961
Series 2006-WF1, Class M7(a)	3.85	†	02/25/36	3,438	1,258,927
Series 2005-S4, Class A(b)	4.50/4.50		08/25/35	2,276	788,096
Series 2004-HF1, Class B*	7.05	†	01/25/33	2,061	808,061

					4,264,045

UCFC Home Equity Loan
Series 1998-D, Class BF1	8.97		04/15/30	37	23,979
Vanderbilt Mortgage Finance
Series 1998-D, Class 2B2(a)	5.49	†	07/07/15	224	224,170
Wells Fargo Home Equity Trust
Series 2005-2, Class M8(a)	4.08	†	10/25/35	2,576	715,110
Series 2005-2, Class M10(a)	5.40	†	10/25/35	8,737	2,303,134

					3,018,244

Total Asset-Backed Securities (Cost — $470,467,023)					193,123,922

COMMERCIAL MORTGAGE BACKED SECURITIES — 4.2%
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class J*	5.72	†	06/15/39	2,836	1,241,499
Series 2007-C3, Class K*	5.72	†	06/15/39	3,250	1,219,254

					2,460,753

GS Mortgage Securities Corporation II
Series 2007-GG10, Class H*	5.99		08/10/45	20,000	9,535,280
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class K*	6.01		06/15/49	3,601	1,357,112

Total Commercial Mortgage Backed Securities (Cost — $27,006,887)					13,353,145

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 29.6%
Subordinated Collateralized Mortgage Obligations — 29.6%
Amoritizing Residential Collateral Trust
Series 2001-BC5, Class M1(a)	3.72	†	08/25/31	1,099	471,080
Countrywide Alternative Loan Trust
Series 2007-17CB, Class B1	5.75		08/25/37	3,483	1,113,618
Countrywide Home Loans
Series 2004-29, Class 1A2(a)	3.35	†	02/25/35	738	567,587
Series 2004-29, Class 1B1(a)	3.75	†	02/25/35	2,329	1,499,284
Series 2005-7, Class IB2(a)	4.40	†	03/25/35	621	136,655
Series 2005-9, Class B1(a)	4.85	†	05/25/35	2,402	366,418

					2,569,944

G3 Mortgage Reinsurance Ltd.
Series 1, Class E*	22.90	†	05/25/08	2,049	2,048,990

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments (Unaudited)
April 30, 2008

				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Harborview Mortgage Loan Trust
Series 2005-2, Class B1(a)	3.27	†%	05/19/35	$8,192	@	$3,821,304
Series 2005-1, Class B1(a)	3.30	†	03/19/35	7,556	@	4,334,881
Series 2005-9, Class 2X*	3.35	†	06/20/35	327,947		5,892,881
Series 2004-11, Class B2(a)	3.95	†	01/19/35	10,501	@	3,360,316
Series 2004-8, Class B4(a)	4.05	†	11/19/34	1,671		417,745
Series 2004-10, Class B4(a)	4.30	†	01/19/35	1,107		221,464
Series 2005-1, Class B4* (a)	4.55	†	03/19/35	6,630		3,067,412
Series 2005-2, Class B4* (a)	4.55	†	05/19/35	1,116		111,615

						21,227,618

Indymac Index Mortgage Loan Trust
Series 2006 - AR14, Class 1A4A(a)	3.07	†	11/25/46	3,971	@	2,958,566
JP Morgan Mortgage Trust
Series 2006-A7, Class B4*	5.89		01/25/37	996		189,243
Series 2006-A7, Class B5*	5.89		01/25/37	1,297		168,586
Series 2006-A7, Class B6*	5.89		01/25/37	1,180		129,829

						487,658

Merrill Lynch Mortgage Investors Trust
Series 2006-HE6, Class A2C(a)	3.13	†	11/25/37	2,000		1,236,788
Series 2006-AF2, Class BF2*	6.25		10/25/36	562		39,336
Series 2006-AF2, Class BF3*	6.25		10/25/36	457		18,265

						1,294,389

RESI Finance LP
Series 2005-C, Class B4*	3.37	†	09/10/37	5,403		2,839,822
Series 2004-B, Class B3*	3.62	†	02/10/36	5,870		4,165,363
Series 2005-D, Class B6*	4.97	†	12/15/37	1,992		748,379

						7,753,564

Residential Funding Mortgage Security I
Series 2006-S1, B2	5.75		01/25/36	539		99,600
Series 2006-S1, Class B1	5.75		01/25/36	702		194,698
Series 2006-S1, Class B3	5.75		01/25/36	296		47,309

						341,607

Resix Financial Ltd. Credit-Linked Note
Series 2005-B, Class B7*	5.82	†	06/10/37	5,568		3,062,066
Series 2005-C, Class B7*	5.82	†	09/10/37	4,811		2,503,407
Series 2006-1, Class B7*	6.15	†	12/25/37	851		451,001
Series 2004-C, Class B7*	6.22	†	09/10/36	3,691		2,583,715
Series 2005-C, Class B8*	6.47	†	09/10/37	3,368		1,544,916
Series 2005-B, Class B8*	6.62	†	06/10/37	1,663		868,221
Series 2004-B, Class B7*	6.72	†	02/10/36	1,669		1,134,534
Series 2006-C, Class B9*	6.87	†	07/15/38	2,990		965,464
Series 2005-D, Class B7*	6.97	†	12/15/37	2,556		1,034,548
Series 2004-A, Class B7*	6.97	†	02/10/36	1,610		1,174,552
Series 2007-A, Class B10*	7.47	†	02/15/39	2,977		582,143
Series 2006-1, Class B9*	7.90	†	12/25/37	809		436,429
Series 2005-D, Class B8*	8.47	†	12/15/37	2,382		942,863
Series 2003-D, Class B7*	8.47	†	12/10/35	4,396		3,410,230
Series 2003-C, Class B7*	8.72	†	09/10/35	4,643		3,707,161
Series 2003-CB1, Class B7*	8.72	†	06/10/35	2,746		2,506,408
Series 2006-C, Class B11*	9.97	†	07/15/38	2,491		698,474
Series 2006-1, Class B10*	10.15	†	12/25/37	404		197,369
Series 2007-A, Class B12*	10.72	†	02/15/39	1,488		288,979
Series 2006-C, Class B12*	11.97	†	07/15/38	3,649		922,192

						29,014,672

Sequoia Mortgage Trust
Series 2005-3, Class B1(a)	3.17	†	05/20/35	4,324		3,271,886
Series 2004-10, Class B1(a)	3.30	†	11/20/34	2,212		2,193,809

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments (Unaudited)
April 30, 2008

				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Series 2004-3, Class M1(a)	3.30	†%	05/20/34	$1,813		$1,783,446
Series 2004-9, Class B1(a)	3.31	†	10/20/34	3,908		3,848,640

						11,097,781

Specialty Underwriting & Residential Finance
Series 2006-BC5, Class M1(a)	3.14	†	11/25/37	10,032		2,689,750
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3	3.13	†	05/25/35	644		498,644
Series 2005-7, Class B42	4.20	†	03/25/35	766		229,932
Series 2005-7, Class B52	4.20	†	03/25/35	547		82,041

						810,617

Washington Mutual
Series 2005-AR1, Class B2(a)	3.85	†	01/25/45	3,581	@	2,211,392
Series 2005-AR2, Class B10* (a)	4.10	†	01/25/45	6,772		1,958,482
Series 2005-AR2, Class B9(a)	4.10	†	01/25/45	1,529		305,731

						4,475,605

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR13, Class B5*	5.75		09/25/36	1,158		173,706
Series 2006-AR13, Class B6*	5.75		09/25/36	1,507		90,418
Series 2006-AR13, Class B1	5.76		09/25/36	6,863		4,892,901
Series 2006-14, Class B4*	6.00		11/25/36	1,655		248,205
Series 2006-15, Class B5*	6.00		11/25/36	2,371		237,091
Series 2006-15, Class B6*	6.00		11/25/36	2,529		404,638

						6,046,959

Total Subordinated Collateralized Mortgage Obligations (Cost — $177,491,586)						94,402,418

Total Non-Agency Residential Mortgage Backed Securities (Cost — $177,491,586)						94,402,418

			Notional
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)

INTEREST ONLY SECURITIES — 3.1%
Countrywide Alternative Loan Trust
Series 2005-56, Class 1X	3.72	11/25/35	166,041	3,943,468
Residential Accredit Loans, Inc.
Series 2006-Q01, Class X3	1.73	02/25/46	155,455	5,878,075

Total Interest Only Securities (Cost — $15,539,204)				9,821,543

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)

SHORT TERM INVESTMENTS — 7.3%
Federal Home Loan Bank Discount Notes(c)	0.00	05/09/08	7,000	6,996,889
Federal Home Loan Bank Discount Notes(c)	0.00	05/02/08	16,000	15,999,158
United States Treasury Bill#	0.00	06/19/08	400	399,326

Total Short Term Investments (Cost — $23,394,305)				23,395,373

Total Investments - 110.9% (Cost — $734,409,030)				354,329,426
Liabilities in Excess of Other Assets — (10.9)%				(34,751,032)

NET ASSETS — 100.0%				$319,578,394

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments (Unaudited)
April 30, 2008

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

*	—	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	—	Variable Rate Security — Interest Rate is in effect as of April 30, 2008.

(a)	—	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(c)	—	Zero Coupon Note — Interest rate represents current yield to maturity.

(d)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of April 30, 2008, the total value of all such securities was $1,624,523 or 0.51% of net assets.

#	—	Portion or entire principal amount delivered as collateral for open future contracts.

CDO	—	Collateralized Debt Obligation

See notes to financial statements.

HYPERION BROOKFIELD COLLATERLAIZED SECURITIES FUND, INC.
April 30, 2008
Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund’s Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.
Valuation of and Basis of Accounting for Loans Receivable: Loans receivable are carried at fair value, which is considered equal to the present value of the expected future cash flows discounted at the loan’s effective interest rate, or collateral value, if the loan is collateral dependent. Interest income on the loans receivable is accrued based upon the principal amount outstanding.
The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.
Reverse Repurchase agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the Investment Company Act of 1940 Act, as amended, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
As of April 30, 2008, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount
$3,249,000	Greenwich Capital, 3.71%, dated 4/15/2008, maturity date 5/15/2008	$3,259,045
1,985,000	Greenwich Capital, 3.71%, dated 4/15/2008, maturity date 5/15/2008	1,991,137
1,399,000	Greenwich Capital, 3.96%, dated 4/15/2008, maturity date 5/15/2008	1,403,617
3,476,000	Greenwich Capital, 3.96%, dated 4/15/2008, maturity date 5/15/2008	3,487,471
1,381,000	Greenwich Capital, 3.96%, dated 4/15/2008, maturity date 5/15/2008	1,385,557
2,990,000	Greenwich Capital, 3.71%, dated 4/15/2008, maturity date 5/15/2008	2,999,244
800,000	Morgan Stanley, 3.98%, dated 4/18/2008, maturity date 5/19/2008	802,743
1,750,000	Morgan Stanley, 3.73%, dated 4/18/2008, maturity date 5/19/2008	1,755,624
2,250,000	Credit Suisse, 2.44%, dated 4/21/2008, maturity date 5/19/2008	2,254,270
6,531,000	Credit Suisse, 2.49%, dated 4/21/2008, maturity date 5/19/2008	6,543,648
10,193,000	Credit Suisse, 2.44%, dated 4/23/2008, maturity date 5/22/2008	10,213,035
1,921,000	Lehman Brothers, 3.67%, dated 4/22/08, maturity date 10/22/2008	1,956,850

$37,925,000

HYPERION BROOKFIELD COLLATERLAIZED SECURITIES FUND, INC.
April 30, 2008

Face Value	Description	Amount
	Maturity Amount, Including Interest Payable	$38,052,241

	Market Value of Assets Sold Under Agreements	$47,528,368

	Weighted Average Interest Rate	3.13%

The average daily balance of reverse repurchase agreements outstanding during the three months ended April 30, 2008, was approximately $50,682,633 at a weighted average interest rate of 3.78%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $56,930,796 as of February 12, 2008, which was 11.48% of total assets.
Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR’’). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.
As of April 30, 2008, the following swap agreements were outstanding:

Notional	Expiration		Net Unrealized
Amount	Date	Description	Depreciation
$15,000,000	08/25/37	Agreement with Lehman Brothers, dated 07/19/07 to receive monthly the notional amount multiplied by 0.15% and to pay in the event of a writedown or failure to pay a principal payment or an interest shortfall on ABX-HE-AA-07-1.	(10,872,750)
15,000,000	08/25/37	Agreement with Royal Bank of Scotland, dated 09/18/07 to receive monthly the notional amount multiplied by 0.15% and to pay in the event of a writedown or failure to pay a principal payment or an interest shortfall on ABX-HE-07-1.	(10,010,188)

			$(20,882,938)

HYPERION BROOKFIELD COLLATERLAIZED SECURITIES FUND, INC.
April 30, 2008
Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.
As of April 30, 2008, the Fund had the following short futures contracts outstanding:
Short:

Notional		Expiration	Cost at	Value at	Unrealized
Amount	Type	Date	Trade Date	April 30, 2008	Depreciation
$ 24,700,000	10 Yr. U.S. Treasury Note	June 2008	$28,471,058	$28,605,688	$(134,630)
New Accounting Pronouncements: In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund has not completed it evaluation of the impact of the adoption of SFAS No. 157 and the impact on the amounts reported in the financial statements.

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer
Date: June 16, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer
Date: June 16, 2008

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer
Date: June 16, 2008